Label	Element	Value
AllianzGI Real Estate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 9, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Real Estate Debt Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Real Estate Debt Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, within the Fund Summary relating to the Fund, the fifth paragraph in the subsection entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The collateral underlying each of the CMBS included in the Fund’s Core holdings will be primarily located in the U.S., Canada and/or Europe (including the United Kingdom), but the Fund is otherwise not subject to geographical restrictions. The Fund may invest without limit in securities denominated in non-U.S. currencies. The Fund may have unhedged exposure to non-U.S. currencies, but will typically seek to hedge most or all such exposure. The Fund’s portfolio as a whole is expected to have a weighted average duration of between zero and three years under normal conditions. Under normal conditions, the Fund expects to maintain a portfolio with a weighted average credit rating that is investment grade, based on the highest rating assigned by Fitch, Moody’s, DBRS, Kroll, Morningstar or S&P (or, for unrated securities, the Manager’s determinations). While the Fund retains the flexibility to invest in individual securities whose durations or credit ratings are outside the normal target range for the portfolio as a whole, the Fund will normally invest less than 20% of its net assets in securities rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”) and generally will not invest in securities rated CCC or below by S&P (or the equivalent if rated by another agency or if unrated). Under unusual market conditions, the portfolio managers may also permit the Fund’s weighted average duration or credit quality to be above or below the typical target ranges. The Fund expects to concentrate its investments in the real estate-related sector (which the Fund considers to include issuers of real estate-related securities), meaning that the Fund has adopted a fundamental policy (which may not be changed without shareholder approval) to invest more than 25% of its total assets in the real estate-related sector, increasing the Fund’s exposure to the risks associated with that sector.

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund—AllianzGI Real Estate Debt Fund.”

Please retain this Supplement for future reference.